RELATED PARTY TRANSACTIONS (Detail Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Due to related parties	$ 23,000		$ 61,000	$ 30,000
Senior Vice President [Member]
Outstanding services			1,000	2,000
Due to related parties	5,000		1,000
Consulting Services			9,000	12,000
Professional Services	5,000	$ 2,000
Influenced by a director [Member]
Due to related parties	12,000		36,000
Outstanding Balance			36,000	5,000
Professional Services	12,000	54,000	100,000	135,000
Controlled by a director [Member]
Due to related parties	6,000		24,000
Outstanding Balance			24,000	23,000
Professional Services	$ 20,000	$ 23,000	$ 78,000	$ 77,000